Equity-Based Compensation - Restricted common shares - Activity (Details) - Restricted common units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Common Shares
Balance at Beginning of period (shares) | shares	1,425,095
Shares vested (in shares) | shares	(475,032)
Balance at end of period (shares) | shares	950,063
Average Fair Market Value
Balance at Beginning of period (in dollars per share) | $ / shares	$ 1.62
Average Fair Market Value vested (in dollars per shares | $ / shares	1.05
Balance at end of period (shares) | $ / shares	$ 1.62